Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities [Table Text Block]

At March 31, 2018:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥24,272,345	¥299,402	¥3,843		¥24,567,904
Japanese prefectural and municipal bonds	1,532,143	7,808	2,520		1,537,431
Foreign governments and official institutions bonds	2,207,662	8,938	44,908		2,171,692
Corporate bonds	1,104,799	15,589	1,028		1,119,360
Residential mortgage-backed securities	1,632,346	752	15,563		1,617,535
Commercial mortgage-backed securities	95,383	473	620		95,236
Asset-backed securities	1,546,989	12,775	1,415		1,558,349
Other debt securities(1)	165,002	3,635	3,030		165,607

Total	¥32,556,669	¥349,372	¥72,927		¥32,833,114

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,807	¥40,212	¥—		¥1,141,019
Foreign governments and official institutions bonds	59,330	383	103		59,610
Residential mortgage-backed securities	885,965	1,660	14,726	(2)	872,899
Commercial mortgage-backed securities	171,647	4,107	1,018	(2)	174,736
Asset-backed securities	1,365,192	8,438	1,222		1,372,408

Total	¥3,582,941	¥54,800	¥17,069		¥3,620,672

Equity securities:
Marketable equity securities	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Total	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Notes:	(1)	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
	(2)	MUFG Americas Holdings Corporation (“MUFG Americas Holdings” or “MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.

At September 30, 2018:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,605,246	¥241,338	¥14,695		¥22,831,889
Japanese prefectural and municipal bonds	1,777,026	5,325	6,084		1,776,267
Foreign governments and official institutions bonds	2,248,125	7,063	57,733		2,197,455
Corporate bonds	1,097,050	14,159	1,071		1,110,138
Residential mortgage-backed securities	1,521,850	496	26,597		1,495,749
Commercial mortgage-backed securities	109,708	48	3,136		106,620
Asset-backed securities	1,486,367	10,317	351		1,496,333
Other debt securities(1)	148,974	3,033	3,948		148,059

Total	¥30,994,346	¥281,779	¥113,615		¥31,162,510

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,765	¥33,485	¥—		¥1,134,250
Foreign governments and official institutions bonds	58,209	246	336		58,119
Residential mortgage-backed securities	991,682	701	29,568	(2)	962,815
Commercial mortgage-backed securities	165,786	1,321	2,001	(2)	165,106
Asset-backed securities	1,871,524	9,634	2,956		1,878,202

Total	¥4,187,966	¥45,387	¥34,861		¥4,198,492

Notes:	(1)	Other debt securities in the table above include ¥135,688 million of private placement debt conduit bonds.
	(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥11,697 million and ¥5,275 million, respectively, at September 30, 2018 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥33,162	¥33,051	¥9,096,329
Due from one year to five years	173,953	174,740	12,133,838
Due from five years to ten years	1,561,712	1,592,472	5,787,030
Due after ten years	2,419,139	2,398,229	4,145,313

Total	¥4,187,966	¥4,198,492	¥31,162,510

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2018:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,767,893	¥2,701	¥187,000	¥1,142	¥4,954,893	¥3,843	140
Japanese prefectural and municipal bonds	400,705	453	353,047	2,067	753,752	2,520	193
Foreign governments and official institutions bonds	846,818	16,955	818,937	27,953	1,665,755	44,908	157
Corporate bonds	312,993	856	74,717	172	387,710	1,028	150
Residential mortgage-backed securities	438,545	2,644	623,285	12,919	1,061,830	15,563	503
Commercial mortgage-backed securities	50,898	386	9,067	234	59,965	620	60
Asset-backed securities	144,073	1,403	5,345	12	149,418	1,415	29
Other debt securities	12,341	367	56,117	2,663	68,458	3,030	23

Total	¥6,974,266	¥25,765	¥2,127,515	¥47,162	¥9,101,781	¥72,927	1,255

Held-to-maturity debt securities:
Foreign governments and official institutions bonds	¥55,837	¥103	¥—	¥—	¥55,837	¥103	10
Residential mortgage-backed securities	299,286	3,487	451,968	11,239	751,254	14,726	332
Commercial mortgage-backed securities	2,150	2	169,065	1,016	171,215	1,018	32
Asset-backed securities	275,814	1,222	—	—	275,814	1,222	11

Total	¥633,087	¥4,814	¥621,033	¥12,255	¥1,254,120	¥17,069	385

Equity securities:
Marketable equity securities	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

Total	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

	Less than 12 months		12 months or more		Total
At September 30, 2018:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥9,844,320	¥12,969	¥215,149	¥1,726	¥10,059,469	¥14,695	247
Japanese prefectural and municipal bonds	965,127	2,736	401,458	3,348	1,366,585	6,084	344
Foreign governments and official institutions bonds	719,858	14,786	956,427	42,947	1,676,285	57,733	157
Corporate bonds	263,849	801	178,709	270	442,558	1,071	147
Residential mortgage-backed securities	491,920	9,216	466,314	17,381	958,234	26,597	522
Commercial mortgage-backed securities	90,747	2,542	10,959	594	101,706	3,136	106
Asset-backed securities	167,342	350	969	1	168,311	351	36
Other debt securities	35,662	1,069	42,771	2,879	78,433	3,948	25

Total	¥12,578,825	¥44,469	¥2,272,756	¥69,146	¥14,851,581	¥113,615	1,584

Held-to-maturity debt securities:
Foreign governments and official institutions bonds	¥54,557	¥336	¥—	¥—	¥54,557	¥336	10
Residential mortgage-backed securities	424,594	8,768	518,017	20,800	942,611	29,568	463
Commercial mortgage-backed securities	5,211	113	159,895	1,888	165,106	2,001	33
Asset-backed securities	586,940	2,956	—	—	586,940	2,956	23

Total	¥1,071,302	¥12,173	¥677,912	¥22,688	¥1,749,214	¥34,861	529

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	Six months ended September 30,
	2017	2018
	(in millions)
Balance at beginning of period	¥4,125	¥3,498

Additions:
Initial credit impairments	107	34
Subsequent credit impairments	1	51

Reductions:
Securities sold or matured	(403)	(233)

Balance at end of period	¥3,830	¥3,350

Measurement Alternative of Equity Securities [Table Text Block]

Six months ended September 30,
2018
(in millions)
Measurement alternative balance at September 30, 2018	¥541,961
Measurement alternative impairment losses(1)	¥(479)
Measurement alternative downward changes for observable prices(1)(2)	¥—
Measurement alternative upward changes for observable prices(1)(2)	¥8,492

Notes:	(1)	Included in Investment securities gains—net.
	(2)	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

Marketable Equity Securities [Member]
Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date [Table Text Block]

Six months ended September 30,
2018
(in millions)
Net gains recognized during the period(1)	¥411,720
Less:
Net gains recognized during the period on equity securities sold during the period	12,470

Net unrealized gains recognized during the reporting period still held at the reporting date	¥399,250

Note:	(1)	Included in Investment securities gains—net.